SUPPLEMENT DATED JULY 23, 2004
TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
MONTANA TAX-FREE FUND, INC.
ND TAX-FREE FUND, INC.
SOUTH DAKOTA TAX-FREE FUND, INC.
Dated May 1, 2004

TO THE PROSPECTUS AND THE SAI

Effective July 22, 2004, the Montana Tax-Free, Inc., and the ND Tax-Free Fund, Inc., will no longer offer a sales charge waiver for Class A share purchases using documented redemptions from unrelated funds in which you have paid a sales load.  Any reference to this program in the prospectus and SAI is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE